Income Tax Expense	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income Tax Expense
32.	Income Tax Expense

(1)	Income tax expenses for the years ended December 31, 2020, 2019 and 2018 consist of the following:

(In millions of won)
	2020		2019	2018
Current tax expense:
Current year	￦	286,717	105,859	362,265
Current tax of prior years(*)		14,536	(6,855)	(22,575)

		301,253	99,004	339,690

Deferred tax expense:
Changes in net deferred tax assets		75,249	201,264	504,288

Income tax expense	￦	376,502	300,268	843,978

(*)	Current tax of prior years are mainly composed of the income tax refund due to a change in the interpretation of the tax authority in relation to the income tax previously recognized by the Group.

(2)
The difference between income taxes computed using the statutory corporate income tax rates and the recorded income taxes for the years ended December 31, 2020, 2019 and 2018 is attributable to the following:

(In millions of won)
	2020		2019	2018
Income taxes at statutory income tax rate	￦	505,824	308,913	1,083,029
Non-taxable income		(41,084)	(92,666)	(19,450)
Non-deductible expenses		31,882	14,630	26,724
Tax credit and tax reduction		(48,774)	(32,877)	(17,580)
Changes in unrecognized deferred taxes		(69,776)	83,940	(177,902)
Changes in tax rate		24,537	4,050	(3,983)
Income tax refund and others		(26,107)	14,278	(46,860)

Income tax expense	￦	376,502	300,268	843,978

(3)	Deferred taxes directly charged to (credited from) equity for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)
	2020		2019	2018
Valuation gain (loss) on financial assets measured at fair value	￦	(166,612)	2,983	41,461
Share of other comprehensive income (loss) of associates and joint ventures		(14)	2,279	278
Valuation loss on derivatives		(6,886)	(16,083)	(9,223)
Remeasurement of defined benefit liabilities		(164)	22,733	10,843

	￦	(173,676)	11,912	43,359

(4)	Details of the changes in deferred tax assets (liabilities) for the years ended December 31, 2020 and 2019 are as follows:

(In millions of won)
	2020
	Beginning		Deferred tax expense (income)	Directly charged to (credited from) equity	Business combinations	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	￦	88,913	1,326	—	1,046	91,285
Accrued interest income		(2,039)	435	—	(27)	(1,631)
Financial assets measured at fair value		98,101	(17,586)	(166,612)	5,042	(81,055)
Investments in subsidiaries, associates and joint ventures		(1,613,048)	(60,844)	(14)	—	(1,673,906)
Property and equipment and intangible assets		(371,489)	(47,468)	—	(92,905)	(511,862)
Provisions		2,543	3,751	—	—	6,294
Retirement benefit obligation		100,194	1,873	(164)	382	102,285
Valuation gain on derivatives		17,507	4,146	(6,886)	—	14,767
Gain or loss on foreign currency translation		22,005	(231)	—	—	21,774
Incremental costs to acquire a contract		(829,055)	21,224	—	—	(807,831)
Contract assets and liabilities		(28,030)	25,424	—	—	(2,606)
Right-of-use assets		(390,936)	18,639	—	—	(372,297)
Lease liabilities		385,394	(22,918)	—	—	362,476
Others		64,620	(30,310)	—	86,204	120,514

		(2,455,320)	(102,539)	(173,676)	(258)	(2,731,793)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards:
Tax loss carryforwards		91,136	(2,913)	—	—	88,223
Tax credit		9,380	30,203	—	—	39,583

		100,516	27,290	—	—	127,806

	￦	(2,354,804)	(75,249)	(173,676)	(258)	(2,603,987)

(In millions of won)
	2019
	Beginning		Deferred tax expense (income)	Directly charged to (credited from) equity	Business combinations	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	￦	102,276	(13,698)	—	335	88,913
Accrued interest income		(2,713)	691	—	(17)	(2,039)
Financial assets measured at fair value		79,757	15,099	2,983	262	98,101
Investments in subsidiaries, associates and joint ventures		(1,580,087)	(35,222)	2,279	(18)	(1,613,048)
Property and equipment and intangible assets		(415,327)	43,841	—	(3)	(371,489)
Provisions		2,494	49	—	—	2,543
Retirement benefit obligation		84,034	(6,643)	22,733	70	100,194
Valuation gain on derivatives		31,415	2,175	(16,083)	—	17,507
Gain or loss on foreign currency translation		21,948	57	—	—	22,005
Incremental costs to acquire a contract		(640,840)	(188,215)	—	—	(829,055)
Contract assets and liabilities		(26,458)	(1,572)	—	—	(28,030)
Right-of-use assets		(263,528)	(127,408)	—	—	(390,936)
Lease liabilities		248,244	137,150	—	—	385,394
Others		54,341	10,273	—	6	64,620

		(2,304,444)	(163,423)	11,912	635	(2,455,320)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards:
Tax loss carryforwards		122,899	(31,763)	—	—	91,136
Tax credit		15,458	(6,078)	—	—	9,380

		138,357	(37,841)	—	—	100,516

	￦	(2,166,087)	(201,264)	11,912	635	(2,354,804)

(5)
Details of temporary differences, unused tax loss carryforwards and unused tax credits carryforwards which are not recognized as deferred tax assets(liabilities), in the consolidated statements of financial position as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2019
Loss allowance	￦	102,085	96,006
Investments in subsidiaries, associates and joint ventures		8,365	(128,339)
Other temporary differences		68,415	145,692
Unused tax loss carryforwards		1,042,063	1,023,907
Unused tax credit carryforwards		1,037	1,192

(6)	The amount of unused tax loss carryforwards and unused tax credit carryforwards which are not recognized as deferred tax assets as of December 31, 2020 are expiring within the following periods:

(In millions of won)
	Unused tax loss carryforwards		Unused tax credit carryforwards
Less than 1 year	￦	79,725	20
1 ~ 2 years		88,794	172
2 ~ 3 years		70,834	116
More than 3 years		802,710	729

	￦	1,042,063	1,037